CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts		$ 4	$ 5
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in shares)		200,000,000	200,000,000
Ordinary shares, issued (in shares)		107,000,000	107,000,000
Ordinary shares, outstanding (in shares)		107,000,000	107,000,000
Cash and cash equivalents	[1]	$ 182	$ 220
Accounts receivable, net	[1]	388	324
Inventories	[1]	420	440
Property, plant and equipment, net	[1]	893	947
Operating lease right-of-use assets	[1]	34	38
Intangible assets, net	[1]	15	17
Accounts payable	[1]	282	240
Accrued liabilities	[1]	120	118
Current portion of debt		4	6
Consolidated VIE's
Cash and cash equivalents		4	3
Accounts receivable, net		4	5
Inventories		3	2
Property, plant and equipment, net		3	4
Operating lease right-of-use assets		1	1
Intangible assets, net		7	8
Accounts payable		1	2
Accrued liabilities		2	4
Current portion of debt		$ 0	$ 2

[1]	At June 30, 2021 and December 31, 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $4 and $5 of accounts receivable, net; $3 and $2 of inventories; $3 and $4 property, plant and equipment, net; $1 each of operating lease right-of-use assets; $7 and $8 of intangible assets, net; $1 and $2 of accounts payable; $2 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 5. Variable Interest Entities."